Summary of principal accounting policies - Employee benefits (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of principal accounting policies
Employee social benefits included as expenses	¥ 140,259	¥ 53,266	¥ 62,237
Accrued and unpaid employee social benefits	¥ 31,384	¥ 15,610